Capital disclosures and analysis of changes in net debt - Disclosure of Changes in Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ (58,300)	$ (53,168)
Cash and cash equivalents at beginning of year	23,484	26,389	$ 29,763
Net debt at beginning of year	(35,513)	(27,158)
Exchange adjustments impact on finance debt	(1,324)	380
Exchange adjustments impact on cash and cash equivalents	544	(820)	(672)
Exchange adjustments impact on net debt	(780)	(440)
Net financing cash flow impact on finance debt	(2,236)	(6,363)
Net financing cash flow impact on cash and cash equivalents	1,558	(2,085)
Net financing cash flow impact on net debt	(962)	(8,192)
Fair value impact on finance debt	(1,314)	805
Fair value impact on cash and cash equivalents	0	0
Fair value impact on net debt	(32)	(91)
Other movements of impact on finance debt	(56)	46
Other movements of impact on cash and cash equivalents	0	0
Other movements of impact on net debt	(532)	368
Finance debt at end of year	(63,230)	(58,300)	(53,168)
Cash and cash equivalents at end of year	25,586	23,484	26,389
Net debt at end of year	(37,819)	(35,513)	(27,158)
Debt Hedges
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	(697)	(379)
Exchange adjustments impact on hedge accounted derivatives	0	0
Net financing cash flow impact on hedging accounted derivatives	(284)	256
Fair value impact on finance debt	(1,086)	644
Fair value impact on hedge accounted derivatives	1,282	(896)
Other movements of impact on hedge accounted derivatives	(476)	322
Hedge accounted derivatives at end of year	$ (175)	$ (697)	$ (379)